Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease arrangements
The following is a schedule of future minimum rental payments, exclusive of escalation clauses, on noncancelable leases and future sub-lease rental income on noncancelable leases at December 31, 2018 (in thousands of U.S. dollars):

Year	Amount
2019	$14,074
2020	17,169
2021	14,783
2022	12,536
2023	12,107
2024-2031	55,409
Total future minimum rental payments	$126,078

Total future sub-lease rental income through 2020	$1,316